TRADE ACCOUNTS PAYABLE – SUPPLIER FINANCE ARRANGEMENTS - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Trade Accounts Payable Supplier Finance Arrangements [Abstract]
Average Payment period	99 days	104 days